Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total [member]
Balance at Dec. 31, 2019	$ 0	$ 145,527	$ (135,648)	$ 9,879
Income for the year	0	0	(17,372)	(17,372)
Other comprehensive income	0	0	0	0
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR	0	0	(17,372)	(17,372)
Share-based payments (note 12)	0	40	0	40
Issuance of common stock due to conversion (note 11)	0	815	0	815
Issuance of new common shares (Note 9)	12	49,305	0	49,317
Issuance of new common shares due to exercise of Warrants (Note 9)	0	194	0	194
Issuance of Class B preferred shares (Note 4)	0	300	0	300
Transaction costs on issue of new common shares (Note 9)	0	(1,079)	0	(1,079)
Balance at Dec. 31, 2020	12	195,102	(153,020)	42,094
Income for the year	0	0	14,950	14,950
Other comprehensive income	0	0	0	0
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR	0	0	14,950	14,950
Share-based payments (note 12)	0	40	0	40
Issuance of new common shares (Note 9)	60	89,520	0	89,580
Issuance of new common shares due to exercise of Warrants (Note 9)	10	15	0	25
Issuance of Class B preferred shares (Note 4)	0	130	0	130
Transaction costs on issue of new common shares (Note 9)	0	(401)	0	(401)
Balance at Dec. 31, 2021	82	284,406	(138,070)	146,418
Income for the year	0	0	24,280	24,280
Other comprehensive income	0	0	0	0
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR	0	0	24,280	24,280
Balance at Dec. 31, 2022	$ 82	$ 284,406	$ (113,790)	$ 170,698